Quarterly Results of Operations - Summarized Unaudited Quarterly Operating Results (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest and dividend income	$ 8,763	$ 8,795	$ 8,994	$ 9,305	$ 9,685	$ 9,996	$ 10,400	$ 10,759	$ 35,857	$ 40,840	$ 46,240
Interest expense	2,377	2,496	2,794	2,914	3,169	4,078	3,738	3,892	10,581	14,877	18,415
Net interest income	6,386	6,299	6,200	6,391	6,516	5,918	6,662	6,867	25,276	25,963	27,825
Provision for loan losses	396	426	406	376	500	506	400	869	1,604	2,275	5,921
Net interest income after provision for loan losses	5,990	5,873	5,794	6,015	6,016	5,412	6,262	5,998	23,672	23,688	21,904
Noninterest income	2,292	1,769	2,828	2,483	2,186	2,897	2,639	1,917	9,372	9,639	10,193
Noninterest expense	7,256	6,984	7,124	7,274	6,932	6,971	7,439	7,099	28,638	28,441	28,693
Income before income taxes	1,026	658	1,498	1,224	1,270	1,338	1,462	816	4,406	4,886	3,404
Income tax expense (benefit)	(50)	122	332	240	165	263	300	89	644	817	484
Net income	1,076	536	1,166	984	1,105	1,075	1,162	727	3,762	4,069	2,920
Net income available to common shareholders					$ 648	$ 819	$ 903	$ 470	$ 3,762	$ 2,840	$ 1,889
Basic earnings per share	$ 0.14	$ 0.07	$ 0.16	$ 0.13	$ 0.09	$ 0.11	$ 0.12	$ 0.06	$ 0.50	$ 0.38	$ 0.25
Diluted earnings per share	$ 0.14	$ 0.07	$ 0.16	$ 0.13	$ 0.09	$ 0.11	$ 0.12	$ 0.06	$ 0.50	$ 0.38	$ 0.25
Weighted average shares outstanding:
Basic	7,430,970	7,483,582	7,488,906	7,488,445	7,487,726	7,487,283	7,485,283	7,484,475	7,483,606	7,486,445	7,460,294
Diluted	7,430,970	7,483,582	7,488,906	7,488,445	7,487,726	7,487,283	7,485,283	7,484,475	7,483,606	7,486,445	7,460,294